American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2030 Portfolio
October 31, 2025

One Choice 2030 Portfolio - Schedule of Investments
OCTOBER 31, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 36.6%
Diversified Bond Fund G Class	24,119,098	224,548,801
High Income Fund G Class	5,459,714	47,936,292
Inflation-Adjusted Bond Fund G Class	4,627,727	50,210,839
Short Duration Fund G Class	6,535,865	64,443,633
Short Duration Inflation Protection Bond Fund G Class	5,297,650	57,161,639
		444,301,204
Domestic Equity Funds — 33.4%
Focused Large Cap Value Fund G Class	9,854,843	109,290,214
Growth Fund G Class	770,637	56,171,735
Heritage Fund G Class	751,155	24,172,171
Large Cap Equity Fund G Class	1,864,807	111,217,088
Mid Cap Value Fund G Class	2,460,426	40,277,182
Select Fund G Class	246,662	37,956,421
Small Cap Dividend Fund G Class	1,315,840	12,961,021
Small Cap Growth Fund G Class	506,930	13,403,227
		405,449,059
International Equity Funds — 15.5%
Emerging Markets Fund G Class	518,710	8,003,702
Global Real Estate Fund G Class	1,059,946	14,680,254
International Growth Fund G Class	5,126,946	73,622,942
International Small-Mid Cap Fund G Class	1,076,528	13,036,757
International Value Fund G Class	6,495,846	72,103,889
Non-U.S. Intrinsic Value Fund G Class	657,272	7,137,979
		188,585,523
International Fixed Income Funds — 14.5%
Emerging Markets Debt Fund G Class	2,133,658	20,227,076
Global Bond Fund G Class	17,470,425	155,486,783
		175,713,859
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $979,278,698)		1,214,049,645
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,214,049,645

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$263,546	$4,797	$54,062	$10,268	$224,549	24,119	$(5,403)	$3,097
High Income Fund	56,040	971	10,467	1,392	47,936	5,460	(948)	971
Inflation-Adjusted Bond Fund	58,382	—	10,210	2,039	50,211	4,628	(622)	—
Short Duration Fund	72,872	2,648	11,971	895	64,444	6,536	(578)	893
Short Duration Inflation Protection Bond Fund	63,893	2,034	9,347	582	57,162	5,298	333	—
Focused Large Cap Value Fund	119,991	1,619	12,557	237	109,290	9,855	2,914	710
Growth Fund	60,985	—	3,399	(1,414)	56,172	771	7,580	—
Heritage Fund	30,048	—	3,057	(2,819)	24,172	751	2,866	—
Large Cap Equity Fund	141,319	—	20,577	(9,525)	111,217	1,865	18,813	—
Mid Cap Value Fund	48,330	253	7,427	(879)	40,277	2,460	1,663	253
Select Fund	40,871	—	6,705	3,790	37,956	247	522	—
Small Cap Dividend Fund	16,130	105	3,529	255	12,961	1,316	(354)	104
Small Cap Growth Fund	16,205	—	2,813	11	13,403	507	1,083	—
Emerging Markets Fund	8,810	—	1,325	519	8,004	519	816	—
Global Real Estate Fund	15,636	—	1,471	515	14,680	1,060	232	—
International Growth Fund	66,862	3,662	373	3,472	73,623	5,127	(1)	—
International Small-Mid Cap Fund	12,510	—	284	811	13,037	1,077	74	—
International Value Fund	70,273	—	1,913	3,744	72,104	6,496	841	—
Non-U.S. Intrinsic Value Fund	6,883	51	118	322	7,138	657	40	—
Emerging Markets Debt Fund	23,233	498	4,767	1,263	20,227	2,134	(414)	498
Global Bond Fund	181,103	4,337	35,365	5,412	155,487	17,470	(3,617)	2,280
	$1,373,922	$20,975	$201,737	$20,890	$1,214,050	98,353	$25,840	$8,806
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.